Employee Benefits - Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	$ 30	$ 30
Debt [member] | Grupo Industrial Bimbo, S.A.B. de C. V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	31	27
Debt [member] | Grupo Financiero Banorte, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	8	8
Debt [member] | Grupo Financiero Scotiabank Inverlat, S.A. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	10
Debt [member] | Grupo Televisa, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities		45
Debt [member] | Gentera, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities		4
Debt [member] | Grupo BBVA Bancomer, S.A. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	20	19
Capital [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	2	3
Capital [member] | Otros [Member]
Disclosure of defined benefit plans [line items]
Investments in securities	3
Capital [member] | Grupo Televisa, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities		1
Capital [member] | CEMEX, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	12	3
Capital [member] | Alfa, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	$ 6
Capital [member] | Grupo Aeroportuario del Suereste, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities		$ 2